Risk management - COVID-19 (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Total amount of payment moratoria	€ 93,112,000,000
Percentage to lending porfolio	9.68%
Santander UK
Credit risk
Total amount of payment moratoria		€ 40,949,000,000
Percentage to lending porfolio		16.53%
Percentage of payment moratoria granted that expired	100.00%	93.50%
COVID-19 pandemic | Financial assets at amortized cost
Credit risk
Allowance account for credit losses of financial assets		€ 3,105,000,000
Impairment credit losses, overlay	€ 1,235,000,000
United States | North America | Santander Bank N.A.
Credit risk
Total amount of payment moratoria	€ 3,723,000,000
Percentage to lending porfolio	7.32%
Percentage of payment moratoria granted that expired	99.90%	90.00%
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 0.067	€ 0.031
Financial instruments credit-impaired | Santander UK | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.031
Financial instruments credit-impaired | United States | North America | Santander Bank N.A. | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.059
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	0.746	0.824
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.187	0.145
Financial instruments not credit-impaired | Santander UK | Stage 1
Credit risk
Payment moratoria granted that expired	0.817	0.836
Financial instruments not credit-impaired | Santander UK | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.152	0.147
Financial instruments not credit-impaired | United States | North America | Santander Bank N.A. | Stage 1
Credit risk
Payment moratoria granted that expired	0.679	0.621
Financial instruments not credit-impaired | United States | North America | Santander Bank N.A. | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.262	€ 0.353
Loans under government programs | United States | North America | Santander Bank N.A.
Credit risk
Total portfolio	€ 221,000,000
Credit risk
Credit risk
Percentage of payment moratoria granted that expired	99.80%	79.10%
Credit risk | Loans under government programs
Credit risk
Total portfolio	€ 39,879,000,000
Credit risk | Loans under government programs | Weighted Average | Spain
Credit risk
Percentage of guarantee coverage exposure	68.00%
Percentage of guarantee coverage	77.00%
Credit risk | Loans under government programs | Weighted Average | United Kingdom
Credit risk
Percentage of guarantee coverage exposure	13.00%
Percentage of guarantee coverage	98.00%